VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA L

File No. 811- 21087, CIK 0001143316

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA L, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds(Invesco Variable Insurance Funds), Franklin Templeton Variable Insurance Products Trust, Columbia Funds Variable Insurance Trust, MFS® Variable Insurance Trust, and Putnam Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 9/2/2011, Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 8/25/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

•	On 8/31/2011, Franklin Templeton Variable Insurance Products Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274);

•	On 8/31/2011, Columbia Funds Variable Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000815425);

•	On 8/31/2011, MFS® Variable Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission

•	On 8/26/2011, Putnam Variable Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000822671);

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President Transamerica Life Insurance Company